Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total		Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Preferred Stock Cumulative Effect, Period of Adoption, Adjustment	Contributed Surplus	Contributed Surplus Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss) [1]	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	[1]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Non-Controlling Interest	Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance at Dec. 31, 2018	$ 8,358			$ 5,816		$ 1,004		$ 84		$ 338			$ 1,075		$ 41
Net income from operations of Emera Incorporated	710			0		0		0		0			708		2
Other comprehensive loss, net of tax	(244)	[2]		0		0		0		(243)			0		(1)
Dividends declared on preferred stock (note 28)	(45)			0		0		0		0			(45)		0
Dividends declared on common stock	(565)			0		0		0		0			(565)		0
Common stock issued under purchase plan	195			195		0		0		0			0		0
Issuance of common stock, net of after-tax issuance costs	99			99		0		0		0			0		0
Senior management stock options exercised	97			104		0		(7)		0			0		0
Issuance of preferred shares of GBPC, net of issuance costs (note 29)	14			0		0		0		0			0		14
Redemption of preferred shares of GBPC (note 29)	(19)			0		0		0		0			0		(19)
Other	1			2		0		1		0			0		(2)
Ending Balance at Dec. 31, 2019	8,601			6,216		1,004		78		95			1,173		35
Net income from operations of Emera Incorporated	984			0		0		0		0			983		1
Other comprehensive loss, net of tax	(174)	[2]		0		0		0		(174)			0		0
Dividends declared on preferred stock (note 28)	(45)			0		0		0		0			(45)		0
Dividends declared on common stock	(609)			0		0		0		0			(609)		0
Common stock issued under purchase plan	215			215		0		0		0			0		0
Issuance of common stock, net of after-tax issuance costs	251			251		0		0		0			0		0
Senior management stock options exercised	19			20		0		(1)		0			0		0
Other	3			3		0		2		0			0		(2)
Ending Balance at Dec. 31, 2020	$ 9,238		$ (7)	$ 6,705	$ 0	$ 1,004	$ 0	$ 79	$ 0	$ (79)	$ 0		$ 1,495	$ (7)	$ 34	$ 0
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13 [Member]

[1]	(1) Accumulated Other Comprehensive Income (Loss) ("AOCI") ("AOCL")
[2]	5) Net of tax expense of $2 million (2019 - $10 million expense) for the year ended December 31, 2020.